Cover	Nov. 17, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	International Land Alliance, Inc., a Wyoming corporation (the “Company”) is filing this Form 8-K/A as an amendment (the “Amendment”) to its Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on November 21, 2025 (the “Original Report”), to amend the terms of a Securities Purchase Agreement (“SPA”), cancel a previously issued Common Stock Purchase Warrant ab initio (the “Original Warrant”), both disclosed and defined therein, and issue a new Common Stock Purchase Warrant (“New Warrant”). The amended SPA and the New Warrant are filed as Exhibits 10.1 and 10.2 hereto, and supersede and replace in their respective entirety Exhibits 10.1 and 10.3 to the Original Report, respectively. The amended SPA and the cancellation of the Original Warrant are made effective as of November 17, 2025, the original date of same.
Document Period End Date	Nov. 17, 2025
Entity File Number	000-56111
Entity Registrant Name	International Land Alliance, Inc.
Entity Central Index Key	0001657214
Entity Tax Identification Number	46-3752361
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	350 10th Avenue
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92101
City Area Code	(877)
Local Phone Number	661-4811
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ILAL
Entity Emerging Growth Company	false